Use of Judgments and Estimates	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Use of judgments and estimates
1.5 Critical Accounting Estimates and Judgments
Prior to January 1, 2021, no stand-alone financial statements for the Company had been prepared and accordingly, the Company adopted IFRS for its financial statements for the years ended December 31, 2021 and 2022 effective on January 1, 2021, applying all standards that were in effect as of that date (“the Adoption”). Accordingly, no reconciliations of opening equity or total comprehensive income was required. The Company has prepared financial statements that comply with IFRS applicable as of December 31, 2023, together with the comparative period data for the years ended December 31, 2022 and December 31, 2021, as described in the summary of significant accounting policies. In preparing the financial statements, the Company’s opening statement of financial position was prepared as of January 1, 2021, the Company’s date of adoption of IFRS.
In the preparation of these financial statements, Management used judgments and estimates that affect the application of accounting policies of the Company, and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Estimates and assumptions are reviewed on a continuous basis. Changes in estimates are recognized on a prospective basis.
a. Judgments
The judgments which significantly impact the amounts recognized in the consolidated financial statements relate to:

•	Determining the useful life of intangible assets: the determination of useful lives requires estimates of expected future benefits. Note 1.11 and 1.12

•	Determining the fair value of intangible assets as a result of business combinations. Notes 2 and 18

b. Uncertainties resulting from assumptions and estimates
The main estimates related to the financial statements refer to:

•	Impairment test of intangible assets and goodwill: assumptions involved in determining the recoverable values—Note 11

•	Provision for tax, civil and labor risks: assumptions regarding the likelihood and magnitude of the outflows of funds – Note 16

•	Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized—Note 1.20 and Note 9

Boa Vista Servicos S A [member]
Disclosure of changes in accounting estimates [line items]
Use of judgments and estimates
3	Use of judgments and estimates
In the preparation of these consolidated financial statements, Management used judgments and estimates that affect the application of accounting policies of the Group, and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.
Estimates and assumptions are reviewed on a continuous basis. Reviews of estimates are recognized on a prospective basis.

a)	Judgments
The judgments which significantly impact the amounts recognized in the consolidated financial statements relate to:
Determining the useful life of property and equipment and intangible assets: the determination of useful lives requires estimates of expected future benefits. - Notes 5.13 and 5.5.

b)	Uncertainties resulting from assumptions and estimates
The main estimates related to the consolidated financial statements refer to:

•
Credit risk assessment to determine the impairment of accounts receivable: score - the internal rating calculated by the Group that assigns a probability of recovery to the customer and its accounts receivable - Notes 5.3 and 7.

•	Impairment test of property and equipment, intangible assets and goodwill: assumptions involved in determining the recoverable values - Notes 5.6, 11 and 12.

•	Provision for tax, civil and labor risks: assumptions regarding the likelihood and magnitude of the outflows of funds - Notes 5.10 and 22.

•	Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized - Notes 5.11 and 24.

•	Assets held for sale: key assumptions regarding the determination of fair value less costs to sell of assets held for sale based on significant unobservable data - Notes 5.14 and 30.

(i)	Fair value measurement
Certain of the Group’s accounting policies and disclosures require the measurement of fair value, for financial and non-financial
assets and liabilities.
When measuring the fair value of an asset or liability, the Group uses observable data as much as possible. Fair values are classified at different levels according to hierarchy based on information (inputs) used in valuation techniques, as follows:
Level
 1:
Prices quoted (not adjusted) in active markets for identical assets and liabilities.
Level
 2:
Inputs, except for quoted prices included in Level 1 which are observable for assets or liabilities, directly (prices) or indirectly (derived from prices).
Level
 3:
Inputs, for assets or liabilities, which are not based on observable market data
(non-observable
inputs).
Additional information on the assumptions adopted in the measurement of fair values is included in Note 28 - Financial income (expenses) and Note 31 – Employee benefits.